Distribution Date:	08/17/26	Morgan Stanley Capital I Trust 2016-UBS9
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2016-UBS9

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	3		General Information Number	(212) 761-4000	cmbs_notices@morganstanley.com
Certificate Interest Reconciliation Detail	4		1585 Broadway | New York, NY 10036 | United States
		Master Servicer	KeyBank National Association
Additional Information	5
			www.key.com/key2cre		Surveillance_Inquiries@KeyBank.com
Bond / Collateral Reconciliation - Cash Flows	6
			11501 Outlook Street, Suite 300 | Overland Park , KS 66211 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	CWCapital Asset Management LLC
Current Mortgage Loan and Property Stratification	8-12		Attention: Brian Hanson		bhanson@cwcapital.com
Mortgage Loan Detail (Part 1)	13		900 19th Street NW, 8th Floor | Washington, DC 20006 | United States
Mortgage Loan Detail (Part 2)	14	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Principal Prepayment Detail	15
			David Rodgers	(212) 230-9025
Historical Detail	16		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	17	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	18		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	19				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	20		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	21
Historical Liquidated Loan Detail	22
Historical Bond / Collateral Loss Reconciliation Detail	23
Interest Shortfall Detail - Collateral Level	24
Supplemental Notes	25

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 25

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	61766CAA7	1.711000%	29,800,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	61766CAB5	2.982000%	73,500,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	61766CAF6	3.340000%	46,100,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	61766CAD1	3.329000%	125,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	61766CAE9	3.594000%	192,226,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	61766CAG4	3.903000%	47,496,000.00	37,551,457.35	145,334.42	122,136.12	0.00	0.00	267,470.54	37,406,122.93	80.30%	22.88%
B	61766CAK5	4.692016%	39,997,000.00	39,997,000.00	0.00	156,388.79	0.00	0.00	156,388.79	39,997,000.00	59.24%	16.87%
C	61766CAL3	4.708016%	29,997,000.00	29,997,000.00	0.00	117,688.62	0.00	0.00	117,688.62	29,997,000.00	43.44%	12.38%
D	61766CAV1	3.000000%	34,164,000.00	34,164,000.00	0.00	85,410.00	0.00	0.00	85,410.00	34,164,000.00	25.45%	7.25%
E	61766CAX7	3.458016%	14,999,000.00	14,999,000.00	0.00	43,222.31	0.00	0.00	43,222.31	14,999,000.00	17.55%	5.00%
F	61766CAZ2	3.458016%	6,666,000.00	6,666,000.00	0.00	19,209.28	0.00	0.00	19,209.28	6,666,000.00	14.04%	4.00%
G*	61766CBB4	3.458016%	6,666,000.00	6,666,000.00	0.00	19,209.28	0.00	0.00	19,209.28	6,666,000.00	10.53%	3.00%
H	61766CBH1	3.458016%	19,998,197.00	19,998,197.00	0.00	35,101.79	0.00	0.00	35,101.79	19,998,197.00	0.00%	0.00%
V	61766CBE8	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	61766CBF5	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			666,609,197.00	190,038,654.35	145,334.42	598,366.19	0.00	0.00	743,700.61	189,893,319.93

X-A	61766CAH2	4.708016%	466,626,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	61766CAJ8	0.398067%	87,493,000.00	77,548,457.35	0.00	25,724.55	0.00	0.00	25,724.55	77,403,122.93
X-D	61766CAM1	1.708016%	34,164,000.00	34,164,000.00	0.00	48,627.21	0.00	0.00	48,627.21	34,164,000.00
X-E	61766CAP4	1.250000%	14,999,000.00	14,999,000.00	0.00	15,623.96	0.00	0.00	15,623.96	14,999,000.00
X-FG	61766CAR0	1.250000%	13,332,000.00	13,332,000.00	0.00	13,887.50	0.00	0.00	13,887.50	13,332,000.00
X-H	61766CAT6	1.250000%	19,998,197.00	19,998,197.00	0.00	20,831.46	0.00	0.00	20,831.46	19,998,197.00
Notional SubTotal			636,612,197.00	160,041,654.35	0.00	124,694.68	0.00	0.00	124,694.68	159,896,319.93

Deal Distribution Total					145,334.42	723,060.87	0.00	0.00	868,395.29

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 25

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61766CAA7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	61766CAB5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	61766CAF6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	61766CAD1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	61766CAE9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	61766CAG4	790.62357567	3.05992968	2.57150328	0.00000000	0.00000000	0.00000000	0.00000000	5.63143296	787.56364599
B	61766CAK5	1,000.00000000	0.00000000	3.91001300	0.00000000	0.00000000	0.00000000	0.00000000	3.91001300	1,000.00000000
C	61766CAL3	1,000.00000000	0.00000000	3.92334633	0.00000000	0.00000000	0.00000000	0.00000000	3.92334633	1,000.00000000
D	61766CAV1	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E	61766CAX7	1,000.00000000	0.00000000	2.88167945	0.00000000	0.00000000	0.00000000	0.00000000	2.88167945	1,000.00000000
F	61766CAZ2	1,000.00000000	0.00000000	2.88168017	0.00000000	0.00000000	0.00000000	0.00000000	2.88168017	1,000.00000000
G	61766CBB4	1,000.00000000	0.00000000	2.88168017	0.00000000	0.00000000	0.00000000	0.00000000	2.88168017	1,000.00000000
H	61766CBH1	1,000.00000000	0.00000000	1.75524774	1.12643155	29.69927139	0.00000000	0.00000000	1.75524774	1,000.00000000
V	61766CBE8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	61766CBF5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	61766CAH2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
X-B	61766CAJ8	886.33899112	0.00000000	0.29401838	0.00000000	0.00000000	0.00000000	0.00000000	0.29401838	884.67789343
X-D	61766CAM1	1,000.00000000	0.00000000	1.42334651	0.00000000	0.00000000	0.00000000	0.00000000	1.42334651	1,000.00000000
X-E	61766CAP4	1,000.00000000	0.00000000	1.04166678	0.00000000	0.00000000	0.00000000	0.00000000	1.04166678	1,000.00000000
X-FG	61766CAR0	1,000.00000000	0.00000000	1.04166667	0.00000000	0.00000000	0.00000000	0.00000000	1.04166667	1,000.00000000
X-H	61766CAT6	1,000.00000000	0.00000000	1.04166691	0.00000000	0.00000000	0.00000000	0.00000000	1.04166691	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 25

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	07/01/26 - 07/30/26	30	0.00	25,724.55	0.00	25,724.55	0.00	0.00	0.00	25,724.55	0.00
X-D	07/01/26 - 07/30/26	30	0.00	48,627.21	0.00	48,627.21	0.00	0.00	0.00	48,627.21	0.00
X-E	07/01/26 - 07/30/26	30	0.00	15,623.96	0.00	15,623.96	0.00	0.00	0.00	15,623.96	0.00
X-FG	07/01/26 - 07/30/26	30	0.00	13,887.50	0.00	13,887.50	0.00	0.00	0.00	13,887.50	0.00
X-H	07/01/26 - 07/30/26	30	0.00	20,831.46	0.00	20,831.46	0.00	0.00	0.00	20,831.46	0.00
A-S	07/01/26 - 07/30/26	30	0.00	122,136.12	0.00	122,136.12	0.00	0.00	0.00	122,136.12	0.00
B	07/01/26 - 07/30/26	30	0.00	156,388.79	0.00	156,388.79	0.00	0.00	0.00	156,388.79	0.00
C	07/01/26 - 07/30/26	30	0.00	117,688.62	0.00	117,688.62	0.00	0.00	0.00	117,688.62	0.00
D	07/01/26 - 07/30/26	30	0.00	85,410.00	0.00	85,410.00	0.00	0.00	0.00	85,410.00	0.00
E	07/01/26 - 07/30/26	30	0.00	43,222.31	0.00	43,222.31	0.00	0.00	0.00	43,222.31	0.00
F	07/01/26 - 07/30/26	30	0.00	19,209.28	0.00	19,209.28	0.00	0.00	0.00	19,209.28	0.00
G	07/01/26 - 07/30/26	30	0.00	19,209.28	0.00	19,209.28	0.00	0.00	0.00	19,209.28	0.00
H	07/01/26 - 07/30/26	30	569,763.40	57,628.40	0.00	57,628.40	22,526.60	0.00	0.00	35,101.79	593,931.88
Totals			569,763.40	745,587.48	0.00	745,587.48	22,526.60	0.00	0.00	723,060.87	593,931.88

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 25

	Additional Information
Total Available Distribution Amount (1)	868,395.29
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 25

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	748,831.51	Master Servicing Fee	914.38
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	1,472.80
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	81.82
ARD Interest	0.00	Operating Advisor Fee	712.87
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	62.18
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	748,831.51	Total Fees	3,244.05

Principal		Expenses/Reimbursements
Scheduled Principal	145,334.42	Reimbursement for Interest on Advances	438.12
Unscheduled Principal Collections		ASER Amount	3,861.87
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	18,226.60
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	145,334.42	Total Expenses/Reimbursements	22,526.59

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	723,060.87
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	145,334.42
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	868,395.29
Total Funds Collected	894,165.93	Total Funds Distributed	894,165.93

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 25

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	190,038,654.36	190,038,654.36	Beginning Certificate Balance	190,038,654.35
(-) Scheduled Principal Collections	145,334.42	145,334.42	(-) Principal Distributions	145,334.42
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	189,893,319.94	189,893,319.94	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	190,275,828.28	190,275,828.28	Ending Certificate Balance	189,893,319.93
Ending Actual Collateral Balance	190,246,661.18	190,246,661.18

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.01)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.01)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.71%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 25

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	1	27,806,970.51	14.64%	54	5.1910	NAP	Defeased	1	27,806,970.51	14.64%	54	5.1910	NAP
5,000,000 or less	0	0.00	0.00%	0	0.0000	0.000000	1.30 or less	1	44,665,518.65	23.52%	(7)	4.6726	1.160000
5,000,001 to 10,000,000	1	9,330,000.00	4.91%	(8)	4.3485	2.350000	1.31 to 1.40	0	0.00	0.00%	0	0.0000	0.000000
10,000,001 to 15,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.41 to 1.50	0	0.00	0.00%	0	0.0000	0.000000
15,000,001 to 20,000,000	1	20,000,000.00	10.53%	(8)	4.3085	2.180000	1.51 to 1.60	1	48,090,830.78	25.33%	(6)	4.6837	1.550000
20,000,001 to 25,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.61 to 1.80	1	40,000,000.00	21.06%	(6)	4.0970	1.660000
25,000,001 to 50,000,000	3	132,756,349.43	69.91%	(6)	4.5032	1.451929	1.81 to 2.00	0	0.00	0.00%	0	0.0000	0.000000
50,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000	2.01 to 2.25	1	20,000,000.00	10.53%	(8)	4.3085	2.180000
Totals	6	189,893,319.94	100.00%	2	4.5758	1.650064	2.26 to 2.50	1	9,330,000.00	4.91%	(8)	4.3485	2.350000
							2.51 to 3.00	0	0.00	0.00%	0	0.0000	0.000000
							3.01 or greater	0	0.00	0.00%	0	0.0000	0.000000
							Totals	6	189,893,319.94	100.00%	2	4.5758	1.650064
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 25

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	1	27,806,970.51	14.64%	54	5.1910	NAP
							Defeased	1	27,806,970.51	14.64%	54	5.1910	NAP
Colorado	1	40,000,000.00	21.06%	(6)	4.0970	1.660000
							Office	2	92,756,349.43	48.85%	(6)	4.6784	1.362201
Mississippi	1	9,330,000.00	4.91%	(8)	4.3485	2.350000
							Retail	3	69,330,000.00	36.51%	(7)	4.1919	1.902863
New Jersey	1	44,665,518.65	23.52%	(7)	4.6726	1.160000
							Totals	6	189,893,319.94	100.00%	2	4.5758	1.650064
Pennsylvania	1	20,000,000.00	10.53%	(8)	4.3085	2.180000

Texas	1	48,090,830.78	25.33%	(6)	4.6837	1.550000

Totals	6	189,893,319.94	100.00%	2	4.5758	1.650064

Note: Please refer to footnotes on the next page of the report.

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				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	27,806,970.51	14.64%	54	5.1910	NAP	Defeased	1	27,806,970.51	14.64%	54	5.1910	NAP
	4.500% or less	3	69,330,000.00	36.51%	(7)	4.1919	1.902863	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5001% to 5.0000%	2	92,756,349.43	48.85%	(6)	4.6784	1.362201	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0001% to 5.5000%	0	0.00	0.00%	0	0.0000	0.000000	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.5001% or greater	0	0.00	0.00%	0	0.0000	0.000000	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	6	189,893,319.94	100.00%	2	4.5758	1.650064	49 months or greater	5	162,086,349.43	85.36%	(7)	4.4703	1.593461
								Totals	6	189,893,319.94	100.00%	2	4.5758	1.650064
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 25

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	27,806,970.51	14.64%	54	5.1910	NAP	Defeased	1	27,806,970.51	14.64%	54	5.1910	NAP
	84 months or less	5	162,086,349.43	85.36%	(7)	4.4703	1.593461	Interest Only	3	69,330,000.00	36.51%	(7)	4.1919	1.902863
85 months to 120 months		0	0.00	0.00%	0	0.0000	0.000000	240 months or less	2	92,756,349.43	48.85%	(6)	4.6784	1.362201
	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000	241 months to 300 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	6	189,893,319.94	100.00%	2	4.5758	1.650064	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	6	189,893,319.94	100.00%	2	4.5758	1.650064
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 25

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	1	27,806,970.51	14.64%	54	5.1910	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	1	40,000,000.00	21.06%	(6)	4.0970	1.660000
	13 months to 24 months	3	77,420,830.78	40.77%	(7)	4.5464	1.809155
	25 months or greater	1	44,665,518.65	23.52%	(7)	4.6726	1.160000
	Totals	6	189,893,319.94	100.00%	2	4.5758	1.650064
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

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						Mortgage Loan Detail (Part 1)

						Interest						Original	Adjusted	Beginning	Ending	Paid
			Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
3	10104660	1	OF	Dallas	TX	Actual/360	4.684%	194,427.80	116,167.32	0.00	N/A	02/06/26	--	48,206,998.10	48,090,830.78	05/06/26
6	10104662	1	OF	Lawrence Township	NJ	Actual/360	4.673%	179,718.00	0.00	0.00	N/A	01/01/26	--	44,665,518.65	44,665,518.65	08/01/25
7	10104663	1	RT	Boulder	CO	Actual/360	4.097%	141,118.89	0.00	0.00	N/A	02/06/26	--	40,000,000.00	40,000,000.00	08/06/26
9	10104665	1	OF	Richmond	VA	Actual/360	5.191%	124,428.31	29,167.10	0.00	N/A	02/06/31	--	27,836,137.61	27,806,970.51	08/06/26
12	10104668	1	RT	Grove City	PA	Actual/360	4.309%	74,201.94	0.00	0.00	N/A	12/01/25	--	20,000,000.00	20,000,000.00	08/01/26
19	10104675	1	RT	Gulfport	MS	Actual/360	4.348%	34,936.57	0.00	0.00	N/A	12/01/25	--	9,330,000.00	9,330,000.00	08/01/26
Totals								748,831.51	145,334.42	0.00				190,038,654.36	189,893,319.94
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
3	1	11,036,020.47	5,353,052.07	01/01/25	06/30/25	07/13/26	958,545.48	9,966.56	305,750.26	921,201.29	0.00	0.00
6	1	10,899,184.96	6,615,657.78	01/01/23	09/30/23	03/01/26	11,166,379.66	0.00	179,049.53	2,112,638.08	0.00	0.00
7	1	10,565,720.00	8,211,973.00	01/01/25	09/30/25	06/11/26	8,708,189.96	0.00	0.00	0.00	0.00	0.00
9	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
12	1	14,203,106.00	13,923,179.00	01/01/24	12/31/24	03/11/26	446,227.41	0.00	0.00	0.00	0.00	0.00
19	1	0.00	5,632,027.00	01/01/24	12/31/24	03/11/26	0.00	0.00	0.00	0.00	0.00	0.00
Totals		46,704,031.43	39,735,888.85				21,279,342.51	9,966.56	484,799.79	3,033,839.37	0.00	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.575808%	4.555988%	2
07/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.575968%	4.556144%	3
06/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.576144%	4.556316%	4
05/15/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.576302%	4.556471%	5
04/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.576476%	4.556640%	6
03/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.576633%	4.556793%	7
02/18/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.576838%	4.556994%	8
01/16/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	2	29,330,000.00	0	0.00	0	0.00	4.589857%	4.570065%	9
12/17/25	0	0.00	0	0.00	1	44,665,518.65	0	0.00	0	0.00	0	0.00	0	0.00	3	23,262,285.27	4.615248%	4.593821%	9
11/18/25	0	0.00	0	0.00	1	44,665,518.65	0	0.00	0	0.00	0	0.00	0	0.00	4	62,602,500.35	4.624571%	4.604367%	8
10/20/25	0	0.00	0	0.00	1	44,665,518.65	0	0.00	0	0.00	0	0.00	0	0.00	3	20,618,855.18	4.543241%	4.524020%	7
09/17/25	0	0.00	0	0.00	1	44,665,518.65	0	0.00	0	0.00	0	0.00	0	0.00	3	56,528,879.73	4.548556%	4.528627%	8
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
3	10104660	05/06/26	2	5	305,750.26	921,201.29	5,695.40	48,444,172.02	11/21/25	2
6	10104662	08/01/25	11	5	179,049.53	2,112,638.08	0.00	44,665,518.65	02/21/24	1
Totals					484,799.79	3,033,839.37	5,695.40	93,109,690.67
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		162,086,349	69,330,000	92,756,349		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		27,806,971	27,806,971	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	189,893,320	97,136,971	0	48,090,831	44,665,519	0
Jul-26	190,038,654	97,166,138	0	48,206,998	44,665,519	0
Jun-26	190,193,656	97,199,176	0	48,328,961	44,665,519	0
May-26	190,337,757	57,228,066	0	0	133,109,691	0
Apr-26	190,491,569	145,826,050	0	0	44,665,519	0
Mar-26	190,634,446	57,289,453	0	0	133,344,993	0
Feb-26	190,807,772	106,142,253	0	0	84,665,519	0
Jan-26	200,321,041	126,325,522	0	0	73,995,519	0
Dec-25	210,213,347	165,547,828	0	0	44,665,519	0
Nov-25	282,840,903	238,175,384	0	0	44,665,519	0
Oct-25	402,348,754	357,683,235	0	0	44,665,519	0
Sep-25	423,560,581	378,895,062	0	0	44,665,519	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
3	10104660	48,090,830.78	48,444,172.02	74,200,000.00	12/29/25	4,728,063.57	1.55000	06/30/25	02/06/26	233
6	10104662	44,665,518.65	44,665,518.65	199,000,000.00	11/05/15	5,304,270.78	1.16000	09/30/23	01/01/26	234
7	10104663	40,000,000.00	40,000,000.00	131,000,000.00	04/23/26	7,763,458.75	1.66000	09/30/25	02/06/26	I/O
12	10104668	20,000,000.00	20,000,000.00	149,800,000.00	10/15/25	13,345,764.00	2.18000	12/31/24	12/01/25	I/O
19	10104675	9,330,000.00	9,330,000.00	57,300,000.00	10/15/25	5,170,794.00	2.35000	12/31/24	12/01/25	I/O
Totals		162,086,349.43	162,439,690.67	611,300,000.00		36,312,351.10

© 2021 Computershare. All rights reserved. Confidential.										Page 19 of 25

					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
3	10104660	OF	TX	11/21/25	2

The loan transferred to special servicing on 11/21/2025, due to a balloon payment/maturity default. The loan matured on 2/6/2026. The subject is an 879,458 SF, 33-story office building located in the Arts District of Dallas, Texas. The property was built in 1982 and renovated in 2015. As of July 2026, the property is 51.4% leased. A site inspection conducted in December 2025 reported the asset to be in good overall condition, with no major deferred maintenance identified. On-site amenities include 24/7 se curity, two conference centers, a gym, and ground-floor retail. Discussions regarding a potential loan modification have been ongoing since the transfer; however, the borrower has been unwilling to contribute new cash equity. On 3/19/26, the judge signed the order appointing Trigild IVL as receiver for the loan. Leasing momentum at the building is positive, with active renewal discussions underway in addition to new prospects. A foreclosure is expected by the

	end of the year.
6	10104662	OF	NJ	02/21/24	1

Loan modification stalled. Borrower so far unable to raise required capital. Occupancy was 39.2% as of 5/31/26. Financial reporting is overdue for June. Receiver proposals under review. Commencing 9/1/2021, (?Effective Date?) and on each

	Payment Date t hereafter up to and including the Maturity Date, Borrower shall pay to Noteholder monthly payments of interest only at the Interest Rate. Interest rate will remain unchanged at 4.6726.

7	10104663	RT	CO	02/02/26	13

The loan matured on February 6, 2026, and is currently in default due to the borrower's inability to repay the outstanding loan balance at maturity. The collateral consists of an 854,000-square-foot regional lifestyle center located in Boulder,

	Colorado.

As of March 31, 2026, the property was 94% occupied. The asset is subject to a ground lease covering approximately 36.54 acres, representing roughly half of the property. The ground lease has a remaining term through June 30, 2060, under a

99year lease a greement.The lender has retained legal counsel and is pursuing a dual-track strategy of foreclosure proceedings while simultaneously engaging in workout discussions with the borrower. Lender and Borrower are negotiating

	terms for aloan maturity extension for an estimated 3 years.
12	10104668	RT	PA	08/06/25	4

Loan continues to perform under terms of Forbearance Agreement and payments are current through August. Leasing activity continues to be monitored. Forbearance Agreement provides for a two-year Forbearance Period to 12/1/2027.

	Forbearance Agreement also p rovides for an option to extend to 12/1/28 if T-12 NOI ending 9/30/2027 is at or above $14.5M and if the Borrower achieves of at least 11%.

19	10104675	RT	MS	08/06/25	4

Loan continues to perform under terms of Forbearance Agreement and payments are current through August. Leasing activity continues to be monitored. Forbearance Agreement provides for a two-year Forbearance Period to 12/1/2027.

	Forbearance Agreement also p rovides for an option to extend to 12/1/28 if T-12 NOI ending 9/30/2027 is at least $6.3M and if the Borrower achieves a Debt Yield of at least 13%.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification				Modification	Modification
		Loan				Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number	Group				Code¹	Date	Date	Date
6	10104662	1 0.00	4.67262%	0.00	4.67262%	2	09/17/21	09/01/21	10/14/21
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
3	0.00	0.00	0.00	0.00	0.00	3,861.87	0.00	0.00	438.12	0.00	0.00	0.00
6	0.00	0.00	9,615.49	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.02
7	0.00	0.00	8,611.11	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	18,226.60	0.00	0.00	3,861.87	0.00	0.00	438.12	0.00	0.00	0.02
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		22,526.61

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Supplemental Notes
None

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